Statement of Additional Information (SAI) Supplement American Century® Focused Dynamic Growth ETF SAI dated January 1, 2025 Focused Dynamic Growth Fund SAI dated December 1, 2025
Supplement dated March 7, 2026

Henry He, CFA, Vice President and Portfolio Manager, will no longer serve as portfolio manager for the funds effective March 31, 2026.

The following entry is added for Yeon Hee Oh in the Accounts Managed table on pages 24-25 of the American Century ETF Trust SAI effective March 15, 2026:

Accounts Managed
		Registered Investment Companies (e.g., American Century Investments funds and American Century Investments- subadvised funds)	Other Pooled Investment Vehicles (e.g., commingled trusts and 529 education savings plans)	Other Accounts (e.g., separate accounts and corporate accounts including incubation strategies and corporate money)
Yeon Hee Oh1	Number of Accounts	2	2	1
	Assets	$2.3 billion[2]	$302.9 million	$763.9 thousand
1 Information provided as of February 27, 2026.
2 Includes $340.3 million in American Century Focused Dynamic Growth ETF.

The following entry is added for Yeon Hee Oh in the Ownership of Securities table on page 27 of the American Century ETF Trust SAI effective March 15, 2026:

Ownership of Securities
Aggregate Dollar Range of Securities in Fund
American Century Focused Dynamic Growth ETF
Yeon Hee Oh1	A
Ranges: A – none; B – $1-$10,000; C – $10,001-$50,000; D – $50,001-$100,000; E – $100,001-$500,000; F – $500,001-$1,000,000; G – More than $1,000,000.
1 Information provided as of February 27, 2026.

The following entry is added for Yeon Hee Oh in the Accounts Managed table on page 29 of the American Century Growth Funds, Inc. SAI effective March 15, 2026:

Accounts Managed
		Registered Investment Companies (e.g., American Century Investments funds and American Century Investments- subadvised funds)	Other Pooled Investment Vehicles (e.g., commingled trusts and 529 education savings plans)	Other Accounts (e.g., separate accounts and corporate accounts including incubation strategies and corporate money)
Yeon Hee Oh1	Number of Accounts	2	2	1
	Assets	$2.3 billion[2]	$302.9 million	$763.9 thousand
1 Information provided as of February 27, 2026.
2 Includes $1.9 billion in Focused Dynamic Growth Fund.

The following entry is added for Yeon Hee Oh in the Ownership of Securities table on page 31 of the American Century Growth Funds, Inc. SAI effective March 15, 2026:

Ownership of Securities
Aggregate Dollar Range of Securities in Fund
Focused Dynamic Growth
Yeon Hee Oh1	A
Ranges: A – none; B – $1-$10,000; C – $10,001-$50,000; D – $50,001-$100,000; E – $100,001-$500,000; F – $500,001-$1,000,000; G – More than $1,000,000.
1 Information provided as of February 27, 2026.

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